Document and Entity Information	12 Months Ended
Jan. 22, 2013
Risk/Return:
Document Type	485BPOS
Document Period End Date	Jun. 30, 2012
Registrant Name	VANTAGEPOINT FUNDS
Central Index Key	0001066980
Amendment Flag	false
Document Creation Date	Jan. 22, 2013
Document Effective Date	Jan. 22, 2013
Prospectus Date	Jan. 22, 2013